The Tocqueville Phoenix Fund
Schedule of Investments as of July 31, 2022
(Unaudited)
		Shares	Value
Common Stocks - 96.0%
Auto Components - 5.1%
Lear Corp.		15,000	$2,267,100
Modine Manufacturing Co. (a)		70,000	918,400
Visteon Corp. (a)		31,000	3,954,980
			7,140,480
Building Products - 4.0%
Apogee Enterprises, Inc.		135,000	5,617,350
Chemicals - 9.8%
Avient Corp.		70,000	3,020,500
Innospec, Inc.		29,000	2,958,000
Orion Engineered Carbons SA - ADR (b)		455,000	7,866,950
			13,845,450
Commercial Services & Supplies - 4.2%
ABM Industries, Inc.		105,000	4,708,200
Harsco Corp. (a)		270,000	1,298,700
			6,006,900
Communications Equipment - 6.9%
Comtech Telecommunications Corp.		190,435	2,212,855
Lumentum Holdings, Inc. (a)		83,000	7,508,180
			9,721,035
Electronic Equipment, Instruments & Components - 18.2%
Fabrinet - ADR (a)(b)		62,100	5,965,326
Flex Ltd. - ADR (a)(b)		415,000	6,972,000
Knowles Corp. (a)		85,000	1,678,750
Plexus Corp. (a)		60,000	5,637,000
TTM Technologies, Inc. (a)		400,000	5,412,000
			25,665,076
Food Products - 4.9%
Farmer Brothers Co. (a)		550,000	2,794,000
Landec Corp. (a)		388,700	4,073,576
			6,867,576
Health Care Equipment & Supplies - 3.5%
Inogen, Inc. (a)		175,000	4,868,500
Health Care Providers & Services - 3.5%
Cross Country Healthcare, Inc. (a)		190,000	5,008,400
Household Durables - 2.6%
Mohawk Industries, Inc. (a)		19,700	2,531,056
Newell Brands, Inc.		55,000	1,111,550
			3,642,606
Interactive Media & Services - 3.4%
Cars.com, Inc. (a)		413,500	4,862,760
IT Services - 4.8%
DXC Technology Co. (a)		124,000	3,918,400
Unisys Corp. (a)		204,598	2,807,085
			6,725,485
Machinery - 8.9%
Crane Holdings Co.		57,500	5,688,475
Mayville Engineering Co., Inc. (a)		426,311	3,043,860
REV Group, Inc.		75,000	873,000
Stanley Black & Decker, Inc.		30,000	2,919,900
			12,525,235
Pharmaceuticals - 1.9%
Phibro Animal Health Corp.		140,000	2,739,800
Professional Services - 3.2%
BGSF, Inc.		300,000	3,903,000
Mistras Group, Inc. (a)		80,000	493,600
			4,396,600
Semiconductors & Semiconductor Equipment - 3.2%
ams AG (a)(b)		550,000	4,508,168
Software - 1.3%
ON24, Inc. (a)		200,000	1,922,000
Textiles, Apparel & Luxury Goods - 3.6%
Lakeland Industries, Inc. (a)		112,078	1,797,731
PVH Corp.		53,000	3,281,760
			5,079,491
Trading Companies & Distributors - 3.0%
Rush Enterprises, Inc. - Class A		88,000	4,240,720
Total Common Stocks (Cost $118,578,827)			135,383,632

Short-Term Investment - 4.7%
Money Market Fund - 4.7%
Invesco Treasury Portfolio - Instutional Class, 1.59% (c)		6,602,347	6,602,347
Total Short-Term Investment (Cost $6,602,347)			6,602,347

Total Investments (Cost $125,181,174) - 100.7%			141,985,979
Liabilities in Excess of Other Assets - (0.7)%			(969,377)
Total Net Assets - 100.0%			$141,016,602

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)			Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Luxembourg 5.8%; Singapore 4.9%; Cayman Islands 4.2%; Austria 3.2%.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2022, involving the Funds' assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The Tocqueville Phoenix Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$135,383,632	$-	$-	$135,383,632
Money Market Fund	6,602,347	-	-	6,602,347
Total Assets	$141,985,979	$-	$-	$141,985,979

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.